Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly financial information
Net revenues	$ 32,830	$ 31,932	$ 31,248	$ 30,751	$ 31,397	$ 30,237	$ 30,694	$ 30,792	$ 126,761	$ 123,120	$ 107,080
Gross profit	6,338	6,027	5,841	5,577	6,294	5,645	5,443	5,106	23,783	22,488	20,562
Operating profit	2,217	2,154	1,972	1,694	2,299	1,812	1,702	1,397	8,037	7,210	6,331
Income from continuing operations	1,266	1,255	1,125	954	1,125	1,010	962	772	4,600	3,869	3,489
Loss from discontinued operations, net of tax	(1)	(6)	(1)	0	0	(5)	(1)	(1)	(8)	(7)	(31)
Net income	1,265	1,249	1,124	954	1,125	1,005	961	771	4,592	3,862	3,458
Net loss attributable to noncontrolling interest	0	0	0	0	0	0	1	1	0	2	4
Net income attributable to CVS Caremark	$ 1,265	$ 1,249	$ 1,124	$ 954	$ 1,125	$ 1,005	$ 962	$ 772	$ 4,592	$ 3,864	$ 3,462
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 0.91	$ 0.80	$ 0.75	$ 0.60	$ 3.78	$ 3.05	$ 2.61
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.06	$ 1.03	$ 0.92	$ 0.77	$ 0.91	$ 0.79	$ 0.75	$ 0.59	$ 3.77	$ 3.04	$ 2.59
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 3.75	$ 3.02	$ 2.59
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 1.05	$ 1.02	$ 0.91	$ 0.77	$ 0.90	$ 0.79	$ 0.75	$ 0.59	$ 3.74	$ 3.02	$ 2.57
Dividends per common share	$ 0.225	$ 0.225	$ 0.225	$ 0.2250	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.1625	$ 0.9	$ 0.65	$ 0.50
High
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 71.99	$ 62.36	$ 60.70	$ 56.07	$ 49.8	$ 48.69	$ 46.93	$ 45.88	$ 71.99	$ 49.80
Low
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 56.32	$ 56.68	$ 53.94	$ 49.00	$ 44.33	$ 43.65	$ 43.08	$ 41.01	$ 49.00	$ 41.01